Contract Acquisition Costs, Net - Estimated Future Amortization on Payments for Processing and Conversion (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Conversion
Contractual arrangements
2018	$ 36,890
2019	29,673
2020	23,475
2021	21,491
2022	16,581
Processing rights
Contractual arrangements
2018	27,211
2019	24,210
2020	21,786
2021	19,275
2022	$ 15,123